Cover	12 Months Ended
Dec. 28, 2024
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	USANA HEALTH SCIENCES, INC.
Entity Central Index Key	0000896264